Exhibit 99.1

FRETE 2017-ML03 Trust Multifamily ML Certificates Series ML-03 Report To: Federal Home Loan Mortgage Corporation Wells Fargo Securities, LLC 8 November 2017

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation
8200 Jones Branch Drive
McLean, Virginia 22102

Wells Fargo Securities, LLC
375 Park Avenue
New York, New York 10152

Re:	FRETE 2017-ML03 Trust
Multifamily ML Certificates Series ML-03

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist Federal Home Loan Mortgage Corporation ("Freddie Mac") in evaluating the accuracy of certain information with respect to a portfolio of Loans (as defined in Attachment A) relating to the FRETE 2017-ML03 Trust Multifamily ML Certificates Series ML-03 securitization transaction (the "Transaction").  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac provided us with:
a.	Certain electronic data files (the "Data Files") that are described in Attachment A,
b.
Electronic copies of the loan files for the Loans, which contain various source documents (the "Source Documents") relating to the Loans and the Properties (as defined in Attachment A) that secure the Loans,

c.
Certain calculation methodologies (the "Multiple Property Loan Calculation Methodologies"), which are shown on Exhibit 1 to Attachment A, for the Loan (the "Multiple Property Loan") that is secured by multiple Properties (the "Underlying Properties") relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.
A list of characteristics on the Data Files (the "Compared Characteristics"), which are listed on Exhibit 2 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,

e.
A list of characteristics on the Data Files (the "Recalculated Characteristics"), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the "Provided Characteristics"), which are listed on Exhibit 3 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
g.	A draft of the preliminary offering circular supplement for the Transaction (the "Draft Preliminary Offering Circular Supplement") and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  Freddie Mac is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular Supplement and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Circular Supplement or any other information provided to us by Freddie Mac upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
	i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Loans,
	iii.	Whether the originators of the Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

8 November 2017

Attachment A Page 1 of 10

Background
For the purpose of the procedures described in this report, Freddie Mac indicated that:
a.
The primary assets of the Transaction's issuing entity will be a segregated pool of 13 loans (the "Loans") intended to be tax-exempt loans, secured by 24 affordable multifamily housing properties (the "Properties"),

b.	Twelve of the Loans are fixed rate loans (the "Fixed Rate Tax Exempt Loans") and one of the Loans is a floating rate loan (the "Floating Rate Tax Exempt Loan") and
c.
One of the Properties secures two Fixed Rate Tax Exempt Loans (the first Fixed Rate Tax Exempt Loan and the corresponding second Fixed Rate Tax Exempt Loan are together referred to as the "Fixed Rate Tax Exempt Loan Group").

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the "Preliminary Data File") that Freddie Mac indicated contains information relating to the Loans as of 1 November 2017 (the "Cut-Off Date") and
b.	Record layout and decode information related to the Data Files.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.
As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to Freddie Mac.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the "Updated Data File."

Attachment A Page 2 of 10

3.
Subsequent to the procedures described in Items 1. and 2. above, Freddie Mac provided us with an electronic data file (the "Final Data File," which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information relating to the Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Maturity Date
of each Loan, both as shown on the Final Data File, we recalculated the "Loan Term (Original)" of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document, of each Loan (except for the Interest Only Loan (as defined in Note 15 of Exhibit 2 to Attachment A), which is described in the succeeding paragraph of this Item 5.), we recalculated the "IO Period" of each Loan (except for the Interest Only Loan).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loan, Freddie Mac instructed us to use the "Loan Term (Original)" value on the Final Data File for the "IO Period" characteristic.

6.
Using the "First Payment Date" of each Loan, as shown on the Final Data File, we recalculated the "Seasoning" of each Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing)
of each Fixed Rate Tax Exempt Loan (except for the Interest Only Loan, which is described in the succeeding paragraph of this Item 7.), all as shown on the Final Data File, and assuming each Fixed Rate Tax Exempt Loan (except for the Interest Only Loan) has a fixed level monthly payment, we recalculated the "Amortization Term (Original)" of each Fixed Rate Tax Exempt Loan (except for the Interest Only Loan).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loan, Freddie Mac instructed us to use "0" for the "Amortization Term (Original)" characteristic.

For the purpose of comparing the "Amortization Term (Original)" characteristic for the Floating Rate Tax Exempt Loan, Freddie Mac instructed us to use "420," as shown in the commitment letter Source Document.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original)
of each Loan (except for the Interest Only Loan, which is described in the succeeding paragraph of this Item 8.), all as shown on the Final Data File, we recalculated the "Amortization Term (Remaining)" of each Loan (except for the Interest Only Loan).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loan, Freddie Mac instructed us to use "0" for the "Amortization Term (Remaining)" characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original)
of each Loan, both as shown on the Final Data File, we recalculated the "Loan Term (Remaining)" of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing)
of each Fixed Rate Tax Exempt Loan, all as shown on the Final Data File, and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with the Multiple Property Loan, we recalculated the principal balance as of the Cut‑Off Date (the "Cut-Off Date Loan Amount") of each Fixed Rate Tax Exempt Loan and as of the "Maturity Date" (the "Maturity Balance") of each Fixed Rate Tax Exempt Loan, assuming all scheduled payments of principal and/or interest on the Fixed Rate Tax Exempt Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore differences of $1 or less and
b.
Recalculate the "Maturity Balance" of each Fixed Rate Tax Exempt Loan as the principal amount that is scheduled to be paid on the "Maturity Date" of each Fixed Rate Tax Exempt Loan after the principal component (if any) that is included in the scheduled payment that is due on the "Maturity Date" is applied to the principal balance of each Fixed Rate Tax Exempt Loan.

11.
For the Floating Rate Tax Exempt Loan, the project note Source Document indicates that the borrower is required to remit monthly payments of principal in accordance with an amortization schedule described in the project note Source Document (the "Floating Rate Tax Exempt Loan Amortization Schedule").

Using the Floating Rate Tax Exempt Loan Amortization Schedule and the:
a.	Original Loan Amount and
b.	First Payment Date
of the Floating Rate Tax Exempt Loan, both as shown on the Final Data File, we recalculated the "Cut-Off Date Loan Amount" of the Floating Rate Tax Exempt Loan assuming all scheduled payments of principal and/or interest on the Floating Rate Tax Exempt Loan are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

11. (continued)

Using the Floating Rate Tax Exempt Loan Amortization Schedule and the:
a.	Original Loan Amount,
b.	First Payment Date and
c.	Maturity Date
of the Floating Rate Tax Exempt Loan, all as shown on the Final Data File, and the assumptions and methodologies provided by Freddie Mac, which are described in the succeeding paragraph of this Item 11., we recalculated the "Maturity Balance" of the Floating Rate Tax Exempt Loan assuming all scheduled payments of principal and/or interest on the Floating Rate Tax Exempt Loan are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore differences of $1 or less,
b.	Calculate the principal component that is included in the scheduled payment that is due on the "Maturity Date" of the Floating Rate Tax Exempt Loan using:
i.	The "Original Loan Amount," as shown on the Final Data File,
ii.	The "First Payment Date," as shown on the Final Data File,
iii.	The "Maturity Date," as shown on the Final Data File,
iv.	The "Amortization Term (Original)," as shown on the Final Data File,
v.	An accrual basis of "30/360," which was provided by Freddie Mac,
vi.	A fixed "Underwriting Rate," as shown on the commitment letter Source Document and
vii.	A fixed monthly principal and interest payment, which we calculated using:
(a)	The "Original Loan Amount," as shown on the Final Data File,
(b)	The "Amortization Term (Original)," as shown on the Final Data File, and
(c)	A fixed "Underwriting Rate," as shown on the commitment letter Source Document, and
c.
Recalculate the "Maturity Balance" of the Floating Rate Tax Exempt Loan as the principal amount that is scheduled to be paid on the "Maturity Date" of the Fixed Rate Tax Exempt Loan after the principal component (as described in b. above) that is included in the scheduled payment that is due on the "Maturity Date" is applied to the principal balance of the Floating Rate Tax Exempt Loan.

12.
Using the "Cut-Off Date Loan Amount" of each Loan and Underlying Property, as shown on the Final Data File, we recalculated the "% of Cut-Off Date Pool Balance" of each Loan and Underlying Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 10

13.	Using the:
a.	Lender Required SIFMA Strike Rate (% or N/A),
b.	Rate Floor (Lifetime) or SIFMA Floor,
c.	Margin,
d.	Rate Cap (Lifetime),
e.	Rate Index and
f.	Rate Rounding Methodology
of the Floating Rate Tax Exempt Loan, all as shown on the Final Data File, and a SIFMA assumption of 1.0000% that was provided by Freddie Mac, we recalculated the "Gross Interest Rate" of the Floating Rate Tax Exempt Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the Floating Rate Tax Exempt Loan Amortization Schedule and the:
a.	Cut-Off Date Loan Amount,
b.	Gross Interest Rate,
c.	Loan Amortization Type and
d.	Accrual Basis
of the Floating Rate Tax Exempt Loan, all as shown on the Final Data File, and the calculation methodology provided by Freddie Mac that is described in the succeeding paragraph of this Item 14., we recalculated the "Monthly Debt Service Amount (Amortizing)" of the Floating Rate Tax Exempt Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the "Monthly Debt Service Amount (Amortizing)" of the Floating Rate Tax Exempt Loan as the average of the first 12 monthly principal and interest payments following the Cut-Off Date.

15.	Using the Floating Rate Tax Exempt Loan Amortization Schedule and the:
a.	Cut-Off Date Loan Amount,
b.	Rate Cap (Lifetime),
c.	Lender Required SIFMA Strike Rate (% or N/A),
d.	Loan Amortization Type,
e.	Accrual Basis and
f.	Margin
of the Floating Rate Tax Exempt Loan, all as shown on the Final Data File, and the calculation methodology provided by Freddie Mac that is described in the succeeding paragraph of this Item 15., we recalculated the "Monthly Debt Service Amount (at Cap)" of the Floating Rate Tax Exempt Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the "Monthly Debt Service Amount (at Cap)" of the Floating Rate Tax Exempt Loan as the average of the first 12 monthly principal and interest payments (at the "Lender Required SIFMA Strike Rate (% or N/A)") following the Cut-Off Date.

Attachment A Page 7 of 10

16.
Freddie Mac instructed us to calculate the interest rate for the Floating Rate Tax Exempt Loan that will be used to calculate the debt service payment that will be made on 1 December 2017 (the "Projected First Monthly Payment to Trust Interest Rate") using a SIFMA value of 1.0000% that was provided by Freddie Mac and the:

a.	Lender Required SIFMA Strike Rate (% or N/A),
b.	Rate Floor (Lifetime) or SIFMA Floor,
c.	Margin,
d.	Rate Cap (Lifetime),
e.	Rate Index and
f.	Rate Rounding Methodology
of the Floating Rate Tax Exempt Loan, all as shown on the Final Data File.

Using the Floating Rate Tax Exempt Loan Amortization Schedule and the:
a.	Cut-Off Date Loan Amount,
b.	Loan Amortization Type and
c.	Accrual Basis
of the Floating Rate Tax Exempt Loan, all as shown on the Final Data File, and the "Projected First Monthly Payment to Trust Interest Rate" of the Floating Rate Tax Exempt Loan, we recalculated the "Projected First Monthly Payment to Trust" of the Floating Rate Tax Exempt Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	Master Servicing Surveillance Fee and
e.	Special Servicing Surveillance Fee
of each Fixed Rate Tax Exempt Loan (except for the Marcella Manor Loan (as defined in Note 14 of Exhibit 2 to Attachment A), which is described in the succeeding paragraph of this Item 17.), all as shown on the Final Data File, we recalculated the "Administration Fee Rate" of each Fixed Rate Tax Exempt Loan (except for the Marcella Manor Loan).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:
a.	Master Servicing Fee,
b.	Trustee Fee,
c.	Master Servicing Surveillance Fee and
d.	Special Servicing Surveillance Fee
of the Marcella Manor Loan, all as shown on the Final Data File, we recalculated the "Administration Fee Rate" of the Marcella Manor Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 10

18.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	Master Servicing Surveillance Fee,
e.	Special Servicing Surveillance Fee and
f.	Securitization Compensation Fee
of the Floating Rate Tax Exempt Loan, all as shown on the Final Data File, we recalculated the "Administration Fee Rate" of the Floating Rate Tax Exempt Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate
of each Loan, both as shown on the Final Data File, we recalculated the "Net Mortgage Interest Rate" of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	For each Loan (except for the Fixed Rate Tax Exempt Loan Group, which is described in the succeeding paragraph of this Item 20.), Freddie Mac instructed us to use the:
a.	Monthly Debt Service Amount (Amortizing),
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,
all as shown on the Final Data File, to recalculate the:
i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)
of each Loan (except for the Fixed Rate Tax Exempt Loan Group).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

Attachment A Page 9 of 10

20. (continued)

For each Fixed Rate Tax Exempt Loan in the Fixed Rate Tax Exempt Loan Group, Freddie Mac instructed us to use the:
a.	Sum of the "Monthly Debt Service Amount (Amortizing)" of the Fixed Rate Tax Exempt Loans in the Fixed Rate Tax Exempt Loan Group,
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,
all as shown on the Final Data File, to recalculate the:
i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)
of each Fixed Rate Tax Exempt Loan in the Fixed Rate Tax Exempt Loan Group.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

21.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular Supplement,
we recalculated the:
i.	Cut-Off Date LTV,
ii.	Maturity LTV,
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO) and
v.	Cut-Off Date Balance/Unit
of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round the "Cut-Off Date LTV" and "Maturity LTV" characteristics to the nearest 1/10th of one percent and the "UW NCF DSCR" and "UW NCF DSCR (IO)" characteristics to two decimal places.

22.
Using the "Bad Boy Indemnitor / Guarantor" and "Borrower Principal" of each Loan, both as shown on the Final Data File, we identified those Loans that had at least one common "Bad Boy Indemnitor / Guarantor" or "Borrower Principal" (the "Related Borrower Loans").  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 10

23.	Using the:
a.	Interest Accrual Period Day Of Month (Start/End) and
b.	Interest Adjustment Period (months)
of the Floating Rate Tax Exempt Loan, both as shown on the Final Data File, we recalculated the first interest adjustment date of the Floating Rate Tax Exempt Loan after the Cut-Off Date (the "First Interest Adjustment Date In Trust").  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by Freddie Mac

• El Paso Portfolio	Original Loan Amount
The "Original Loan Amount" of the Multiple Property Loan is allocated to the respective Underlying Properties using the "Original Loan Amount" allocations for the Underlying Properties that are stated in the draft of the continuing covenant modification agreement

Cut-Off Date Loan Amount, Monthly Debt Service (IO), Monthly Debt Service Amount (Amortizing) and Maturity Balance
The "Cut-Off Date Loan Amount," "Monthly Debt Service (IO)," "Monthly Debt Service Amount (Amortizing)" and "Maturity Balance" of the Multiple Property Loan are allocated pro‑rata to the respective Underlying Properties using the "Original Loan Amount" allocations for the Underlying Properties

	Recalculated Characteristitcs described in Items 4. through 9., 17. and 19. through 22. of Attachment A	For each indicated Recalculated Characteristic, Freddie Mac instructed us to use the value corresponding to the Multiple Property Loan as the value for each related Underlying Property

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report, USPS Website
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Investment Brief
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report
Elevator (Y/N)	Engineering Report, Appraisal Report
Zoning Status (see Note 1)	Zoning Summary
Management Company	Management Agreement, Continuing Covenant Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
Appraised Value	Appraisal Report
Appraised Value Type	Appraisal Report
Appraisal Valuation Date	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report, Plan and Cost Review Summary Report, Form 1105
Engineering Report Date	Engineering Report, Plan and Cost Review Summary Report, Form 1105
Immediate Repairs Cost Estimate	Engineering Report, Plan and Cost Review Summary Report, Form 1105
Replacement Reserves Cost Estimate per Year	Engineering Report, Plan and Cost Review Summary Report, Form 1105
Environmental Firm	Phase I Environmental Report
Phase I Environmental Report Date	Phase I Environmental Report
Phase II Recommended (Y/N)	Phase I Environmental Report
Phase II Performed (Y/N) (see Note 2)	Phase II Environmental Report
Phase II Environmental Report Date (see Note 2)	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report, Phase II Environmental Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)	Seismic Report, Engineering Report, Investment Brief
PML Report Required (Y/N) (see Note 3)	Seismic Report, Engineering Report, Investment Brief

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document
Seismic Firm (see Note 3)	Seismic Report
Seismic Report Date (see Note 3)	Seismic Report
PML (%) (see Note 3)	Seismic Report

Multifamily Information: (see Note 4)

Characteristic	Source Document(s)

Total Units (see Note 5)	Appraisal Report, Rent Roll
Unit of Measure	Rent Roll, Appraisal Report
Monthly Rent Per Unit (see Note 6)	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy % (see Note 7)	Rent Roll, Appraisal Report
Tenant Concentration Type (see Note 8)	Investment Brief, Appraisal Report, Property Inspection and Lease Audit
% of Tenant Concentration (see Note 8)	Investment Brief, Appraisal Report, Property Inspection and Lease Audit
Condo Ownership (% or N/A)	Continuing Covenant Agreement, Investment Brief
Green Advantage	Investment Brief, Green Assessment Report
Low Income Units	CRA Report
Very Low Income Units	CRA Report

Commercial Tenant Information:

Characteristic	Source Document(s)
# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft - Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Investment Brief

Insurance Information: (see Note 9)

Characteristic	Source Documents

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N) (see Note 10)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Exhibit 2 to Attachment A

Insurance Information: (continued)

Characteristic	Source Documents

Seismic Insurance if PML >=20% (Y/N) (see Note 11)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Continuing Covenant Agreement

Underwriting Information: (see Note 4)

Characteristic	Source Document

3rd Most Recent Financial End Date	Investment Brief
3rd Most Recent EGI	Investment Brief
3rd Most Recent Expenses	Investment Brief
3rd Most Recent NOI	Investment Brief
3rd Most Recent NCF	Investment Brief
2nd Most Recent Financial End Date	Investment Brief
2nd Most Recent EGI	Investment Brief
2nd Most Recent Expenses	Investment Brief
2nd Most Recent NOI	Investment Brief
2nd Most Recent NCF	Investment Brief
Most Recent Financial End Date	Investment Brief
Most Recent EGI	Investment Brief
Most Recent Expenses	Investment Brief
Most Recent NOI	Investment Brief
Most Recent NCF	Investment Brief
UW EGI	Investment Brief
UW Expenses	Investment Brief
UW NOI	Investment Brief
Underwritten Annual Reserves	Investment Brief
UW NCF	Investment Brief

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity (see Note 22)	Project Note, Funding Note, Project Loan Agreement
Entity Type (see Note 22)	Project Note, Funding Note, Project Loan Agreement
State of Organization (see Note 22)	Project Note, Funding Note, Project Loan Agreement
Delaware Statutory Trust (Y/N) (see Note 22)	Project Note, Funding Note, Project Loan Agreement
Borrower Or Principal Prior Bankruptcy (Y/N) (see Note 22)	FRE Form 1115
Single Purpose Borrowing Entity / Single Asset Borrowing Entity (see Note 22)	Continuing Covenant Agreement

Exhibit 2 to Attachment A

Borrower/Principal Information: (continued)

Characteristic	Source Documents

Tenants In Common (Y/N) (see Note 22)	Continuing Covenant Agreement
Bad Boy Indemnitor / Guarantor (see Note 22)	Guaranty Agreement, Continuing Covenant Agreement
Recourse (Y/N) (see Note 22)	Project Note, Funding Note, Guaranty Agreement
Recourse Description (see Note 22)	Project Note, Funding Note, Guaranty Agreement
Environmental Carveout (Y/N) (see Note 22)	Continuing Covenant Agreement, Guaranty Agreement
Environmental Indemnitor (Name or N/A) (see Note 22)	Continuing Covenant Agreement, Guaranty Agreement
Fraud Carveout (Y/N) (see Note 22)	Project Note, Funding Note, Guaranty Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N) (see Note 22)	Project Note, Funding Note, Guaranty Agreement
Voluntary Bankruptcy Carveout (Y/N) (see Note 22)	Project Note, Funding Note, Guaranty Agreement
Waste Carveout (Y/N) (see Note 22)	Project Note, Funding Note, Guaranty Agreement
Sponsor Name (see Note 22)	Guaranty Agreement, Continuing Covenant Agreement

Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance) (see Note 22)	Settlement Statement, Continuing Covenant Agreement
Freddie Mac Loan Number	Project Note, Funding Note, Continuing Covenant Agreement
Seller/Servicer (see Notes 12 and 22)	Funding Note, Promissory Note, Funding Loan Agreement
Note Date (see Note 22)	Project Note, Funding Note
Original Loan Amount (see Note 13)	Project Note, Funding Note
Gross Interest Rate (see Notes 14 and 22)	Project Note, Funding Note, Project Loan Agreement
Loan Amortization Type (see Note 22)	Project Note, Funding Note
Monthly Debt Service (IO) (see Note 15)	Project Note, Funding Note
Monthly Debt Service Amount (Amortizing) (see Note 15)	Project Note, Funding Note
First Payment Date (see Notes 16 and 22)	Project Note, Funding Note
Payment Date (see Note 22)	Project Note, Funding Note
Maturity Date (see Notes 17 and 22)	Project Note, Funding Note
Rate Type (see Note 22)	Project Note, Funding Note
Accrual Basis (see Note 22)	Funding Loan Agreement
Interest Adjustment Period (months)	Project Note

Exhibit 2 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

First Interest Adjustment Date In Trust	Project Note
Rate Index	Project Note
Margin (see Note 14)	Project Note
Rate Rounding Methodology	Project Note
Interest Accrual Period Day of Month (Start/End)	Project Note
Rate Cap (Lifetime)	Project Note
Rate Floor (Lifetime) or SIFMA Floor	Project Note
Actual SIFMA Strike Rate (% or N/A)	Interest Rate Cap Agreement
SIFMA Expiration Date	Interest Rate Cap Agreement
SIFMA Cap Provider	Interest Rate Cap Agreement
Lender Required SIFMA Strike Rate (% or N/A)	Continuing Covenant Agreement
Late Charge Grace Period (see Note 22)	Project Note, Funding Note
Prepayment Provision (see Note 22)	Project Note, Funding Note, Project Loan Agreement
Partial Defeasance Permitted (Y/N) (see Note 22)	Project Note, Funding Note, Project Loan Agreement,
Fee Simple/Leasehold (see Note 22)	Title Policy
Lien Position (see Note 22)	Title Policy
Ground Lease Rent	Ground Lease
Ground Lease Maturity Date	Ground Lease
Ground Lease Expiration Date w/ Extensions	Ground Lease
Cash Management (Description or N/A) (see Notes 18 and 22)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N) (see Notes 19 and 22)	Cash Management Agreement, Lockbox Agreement
Additional Financing In Place (existing) (Yes/No)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation
Assumption Fee (see Note 22)	Continuing Covenant Agreement
Additional Financing Amount (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation
Additional Financing Description (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation
Future Mezzanine Debt (Y/N) (see Note 22)	Continuing Covenant Agreement
Future Supplemental Financing (Yes/No) (see Note 22)	Continuing Covenant Agreement
Future Supplemental Financing Description (see Note 22)	Continuing Covenant Agreement

Exhibit 2 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Interest Adjustment Period (months)	Project Note
Substitution Permitted (Y/N) (see Note 22)	Continuing Covenant Agreement, Substitution Agreement
Number of Properties	Continuing Covenant Agreement, Appraisal Report
Multiproperty Collateral Release Price ($ or N/A) (see Note 22)	Continuing Covenant Agreement, Cross Collateralization Agreement
Crossed Loans (see Note 22)	Continuing Covenant Agreement, Cross Collateralization Agreement
Crossed Collateral Release (Y or N or N/A) (see Note 22)	Continuing Covenant Agreement, Cross Collateralization Agreement
Crossed Collateral Release Provisions (Description or N/A) (see Note 22)	Continuing Covenant Agreement, Cross Collateralization Agreement
Independent Director (Y/N) (see Note 22)	Continuing Covenant Agreement
Non-Consolidation Opinion (Y/N) (see Note 22)	Non-Consolidation Opinion from Counsel, Commitment Letter
Primary Servicing Fee (see Notes 20 and 22)	Commitment Letter, Project Loan Agreement

Reserve/Escrow Information: (see Notes 4 and 21)

Characteristic	Source Document(s)
Tax Escrow - Current Balance ($ or N/A)	Servicing Tape
Tax Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Tax Escrow (Monthly)	Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape
Insurance Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Insurance Escrow (Monthly)	Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Escrow/Deferred Maintenance	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Engineering Reserve – Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape

Exhibit 2 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserve (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Escrow Reserve Description	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Escrow (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Interest Rate Cap Reserve – Current Balance ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Interest Rate Cap Reserve – Initial Deposit ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Interest Rate Cap Reserve – Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Springing Reserve 1 Name	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 1 Amount ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 1 Description	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 2 Name	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 2 Amount ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 2 Description	Continuing Covenant Agreement, Escrow Agreement
Are Escrows/Reserves LOC or can be converted to LOC (Y/N) (see Note 22)	Continuing Covenant Agreement
Specify Accounts for Escrows/Reserves LOC (see Note 22)	Continuing Covenant Agreement
Letter of Credit Amount (see Note 22)	Letter of Credit, Continuing Covenant Agreement
Letter of Credit Description (see Note 22)	Letter of Credit, Continuing Covenant Agreement

Exhibit 2 to Attachment A

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Agreement, Continuing Covenant Agreement
Description of Regulatory Agreement(s)	Regulatory Agreement
Number of LIHTC Units	Regulatory Agreement
Tax Credit Syndicator Name (see Note 22)	LPA/Operating Agreement, Continuing Covenant Agreement
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, Continuing Covenant Agreement
Issuer (see Note 22)	Funding Loan Agreement
Fiscal Agent Name (see Note 22)	Funding Loan Agreement
Annual Fiscal Agent Fee ($) (see Note 22)	Funding Loan Agreement, Commitment Letter
Annual Fiscal Agent Fee Payment Date (see Note 22)	Funding Loan Agreement
First Annual Fiscal Agent Fee Payment Date (see Note 22)	Funding Loan Agreement
Annual Governmental Lender Fee (see Note 22)	Funding Loan Agreement, Regulatory Agreement, Commitment Letter

Exhibit 2 to Attachment A

Notes:

1.
For the Loan identified on the Preliminary Data File as "Crossroads Of New Brighton" (the "Crossroads Of New Brighton Loan"), the appraisal report Source Document indicated that the property consists of two non-contiguous land parcels which secure the Crossroads Of New Brighton Loan.  For the purpose of comparing the "Zoning Status" characteristic, Freddie Mac instructed us to use "Legal Non-Conforming," as one land parcel is conforming and the other land parcel is legal non-conforming, per the zoning summary Source Documents.

2.
Freddie Mac instructed us to perform procedures on the "Phase II Performed (Y/N)" and "Phase II Environmental Report Date" characteristics only for those Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

3.
Freddie Mac instructed us to perform procedures on the "PML Report Required (Y/N)," "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics only for Loans with "Yes" for the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File.  If the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File is "Yes," Freddie Mac instructed us to use "Yes" for the "PML Report Required (Y/N)" characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics unless the applicable Source Documents state that a seismic assessment has been waived.  If the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File is "Yes" and the applicable Source Documents indicate that a seismic assessment has been waived, Freddie Mac instructed us to use "No" for the "PML Report Required (Y/N)" characteristic and "N/A" for the "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics.  If the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File is "No," Freddie Mac instructed us to use "No" for the "PML Report Required (Y/N)" characteristic and "N/A" for the "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics.

4.	For the purpose of comparing the "Multifamily Information," "Underwriting Information" and "Reserve/Escrow Information" characteristics, Freddie Mac instructed us to ignore differences:
a.	Of $1 or less for all "Multifamily Information" characteristics,
b.	Of $1 or less for all "Underwriting Information" characteristics and
c.	Of $5 or less for all "Reserve/Escrow Information" characteristics that are expressed as dollar values.

5.
For the purpose of comparing the "Total Units" characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Loan, as shown in the appraisal report or rent roll Source Document.

6.	For the purpose of comparing the "Monthly Rent Per Unit" characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or "down" units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents for occupied units,
all as shown in the rent roll Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the "Occupancy %" characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and "down" units as vacant, all as shown in the rent roll Source Document.

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units when recalculating the "Occupancy %" characteristic.

8.
For the purpose of comparing the "Tenant Concentration Type" and "% of Tenant Concentration" characteristics, Freddie Mac instructed us to treat "Alzheimer's care" and "memory care" tenant types as "Assisted Living" tenant types for the "Tenant Concentration Type" characteristic, all as shown in the investment brief, appraisal report or property inspection and lease audit Source Document.

9.
For the purpose of comparing the "Insurance Information" characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

10.	Freddie Mac instructed us to use "Yes" for the "Flood Insurance (Y/N)" characteristic if:
a.	There is flood insurance in place, as shown in the property insurance certificate Source Document and
b.	Flood insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use "No" for the "Flood Insurance (Y/N)" characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

11.	Freddie Mac instructed us to use "Yes" for the "Seismic Insurance if PML >=20% (Y/N)" characteristic if:
a.	The "PML (%)," as shown on the Preliminary Data File is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the "PML (%)," as shown on the Preliminary Data File, is less than 20% or is "N/A," Freddie Mac instructed us to use "No" for the "Seismic Insurance if PML >=20% (Y/N)" characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

Exhibit 2 to Attachment A

Notes: (continued)

12.
For the purpose of comparing the "Seller/Servicer" characteristic, Freddie Mac instructed us to use the "Lender," "Funding Lender" or "Initial Funding Lender" of the Loan, as shown in the funding note, promissory note or funding loan agreement Source Document.

13.
For the purpose of comparing the "Original Loan Amount" characteristic for the Underlying Properties associated with the Fixed Rate Tax Exempt Loan identified on the Preliminary Data File as "El Paso Portfolio" (the "El Paso Portfolio Loan"), Freddie Mac instructed us to use a draft of the continuing covenant modification agreement as the Source Document.

14.
For the purpose of comparing the "Gross Interest Rate" characteristic for the Fixed Rate Tax Exempt Loans (except for the Fixed Rate Tax Exempt Loan described in the succeeding paragraph), Freddie Mac instructed us to use the sum of the interest rate, as shown in the project note or funding note Source Document, and the servicing fee rate, as shown in the project loan agreement Source Document.

For the Fixed Rate Tax Exempt Loan identified on the Preliminary Data File as "Marcella Manor" (the "Marcella Manor Loan"), the project note Source Document indicated an interest rate of "4.16%" and the project loan agreement Source Document indicated a servicing fee rate "0.12%."  For the purpose of comparing the "Gross Interest Rate" characteristic, Freddie Mac instructed us to use "4.16%" for the Marcella Manor Loan.

For the purpose of comparing the "Margin" characteristic for the Floating Rate Tax Exempt Loan identified on the Preliminary Data File as "Peterson Plaza" (the "Peterson Plaza Loan"), Freddie Mac instructed us to not include the servicing fee rate as shown on the project loan agreement Source Document.

For the purpose of comparing the "Gross Interest Rate" characteristic for the Peterson Plaza Loan, refer to Item. 13. of Attachment A.

15.	For:
a.	The Fixed Rate Tax Exempt Loan for which the "Loan Amortization Type" characteristic on the Preliminary Data File is "Interest Only" (the "Interest Only Loan") and
b.	The Fixed Rate Tax Exempt Loans for which the "Loan Amortization Type" characteristic on the Preliminary Data File is "Partial IO" (the "Partial IO Loans"),
all of which all have an "Accrual Basis" of "30/360," as shown on the Preliminary Data File, and using the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with the Multiple Property Loan, Freddie Mac instructed us to recalculate the "Monthly Debt Service (IO)" characteristic as 1/12th of the product of the:
i.	Original Loan Amount and
ii.	Gross Interest Rate.

Exhibit 2 to Attachment A

Notes: (continued)

15. (continued)

For the Fixed Rate Tax Exempt Loans and Floating Rate Tax Exempt Loan for which the "Loan Amortization Type" characteristic on the Preliminary Data File is "Balloon," Freddie Mac instructed us to use "N/A" for the "Monthly Debt Service (IO)" characteristic.

For the purpose of comparing the "Monthly Debt Service Amount (Amortizing)" characteristic for the Interest Only Loan, Freddie Mac instructed us to use the "Monthly Debt Service (IO)" value on the Preliminary Data File.

For the purpose of comparing the "Monthly Debt Service Amount (Amortizing)" characteristic for the El Paso Portfolio Loan, Freddie Mac instructed us to use the project note as the Source Document and not to use the funding note as the Source Document.

For the purpose of comparing the "Monthly Debt Service Amount (Amortizing)" characteristic for the Marcella Manor Loan, Freddie Mac instructed us to use the:
a.	Original Loan Amount, as shown on the Preliminary Data File,
b.	Accrual Basis, as shown on the Preliminary Data File,
c.	Gross Interest Rate, as shown on the Preliminary Data File,
d.	Loan Amortization Type, as shown on the Preliminary Data File, and
e.	The scheduled monthly principal payment amounts, as shown in the amortization schedule in the project note Source Document, to recalculate the "Monthly Debt Service Amount (Amortizing)" characteristic.

For the purpose of comparing the "Monthly Debt Service Amount (Amortizing)" characteristic for the Peterson Plaza Loan, refer to Item. 14. of Attachment A.

16.
For the purpose of comparing the "First Payment Date" characteristic, Freddie Mac instructed us to assume that the "First Payment Date" is the payment date after the end of the first full interest accrual period (except for the El Paso Portfolio Loan, which is described in the succeeding paragraph of this Note 16).

For the purpose of comparing the "First Payment Date" characteristic for the El Paso Portfolio Loan, Freddie Mac instructed us to use the "First Payment Date" as shown on the amortization schedule in the project note Source Document.

17.
For the Marcella Manor Loan, the project note Source Document indicated a mandatory prepayment date of "1 February 2032" and a scheduled maturity date of "1 February 2051."  For the purpose of comparing the "Maturity Date" characteristic for the Marcella Manor Loan, Freddie Mac instructed us to use "1 February 2032."

Exhibit 2 to Attachment A

Notes: (continued)

18.	For the purpose of comparing the "Cash Management (Description or N/A)" characteristic, Freddie Mac instructed us to use the following definitions:
a.
Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Funds are then swept into a lender-controlled account.

b.
Springing – a cash management administration method where, at the origination of the Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Prior to a trigger event, the funds will be swept to a borrower‑controlled account.  Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

19.
For the purpose of comparing the "Lockbox (Y/N)" characteristic, Freddie Mac instructed us to use "Yes" if a clearing account was set up at the origination of the Loan, as shown on the cash management agreement or lockbox agreement Source Document.

20.	Freddie Mac indicated that the "Primary Servicing Fee" characteristic on the Preliminary Data File is described in the Draft Preliminary Offering Circular Supplement as the sub‑servicing fee.

21.
For the purpose of comparing the "Reserve/Escrow Information" characteristics, the servicing tape Source Document is a Microsoft Excel file labelled "ML03 Servicer Escrow Template_11.6.2017v1.xlsx" which was provided by Freddie Mac on 6 November 2017.

22.	For each indicated Compared Characteristic, Freddie Mac instructed us to use the value corresponding to the Multiple Property Loan as the value for each related Underlying Property.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Freddie Mac that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Master Servicing Fee (see Note 1)
Trustee Fee (see Notes 1 and 2)
Master Servicing Surveillance Fee (see Note 1) Special Servicing Surveillance Fee (see Note 1)
Securitization Compensation Fee
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type SIFMA Cap Provider Ratings (S/M/F)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A) CDCR (Combined DCR) CLTV (Combined LTV)
Borrower Principal (see Note 1)
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Notes:

1.	For each indicated Provided Characteristic, Freddie Mac instructed us to use the value corresponding to the Multiple Property Loan as the value for each related Underlying Property.

2.
Freddie Mac indicated that the "Trustee Fee" of "0.01350%" per annum for each Loan on the Data Files is comprised of a certificate administrator fee of 0.01000% per annum and a trustee fee of 0.00350% per annum.

3.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.